Leases	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Leases
14.	Leases

14A.	Accounting policy
Accounting as a lessee:
At inception of a contract, the Company assesses whether a contract is, or contain a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•
The contract involves the use of an identified asset – this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

•	The Company has the right to substantially all of the economic benefits from the use of the asset throughout the period of use; and

•
The Company has the right to direct the use of the asset. The Company has this right when it has the decision making rights that are most relevant to changing how and for what purposes the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Group has the right to direct the use of the asset if either:

•	The Company has the right to operate the asset; or

•	The Company designed the asset in a way that predetermines how and for what purposes it will be used.
As a practical expedient, IFRS 16 permits a lessee not to separate non-lease
components, and instead account for any lease and associated non-lease
components as a single arrangement. The Company has not used this practical expedient. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
The Company recognises a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and estimated dilapidation costs, less any lease incentives received. The right-of-use
asset is subsequently depreciated using the straight-line method over the shorter of the useful life of the leased asset and the expected lease term. If ownership of the leased asset is automatically transferred at the end of the lease term or the exercise of a purchase option is reflected in the lease payments, the right-of-use
asset is amortised on a straight-line basis over the expected useful life of the leased asset.
The lease liability is initially measured at the present value of the lease payments that are not paid at commencement date, discounted using the Company’s incremental borrowing rate. The lease liability is measured at amortised cost using the effective interest method. It is re measured when there is a change in future lease payments. The Company has elected not to recognise right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets (lease of assets worth less than Rs.0.3 millions). The Company associates the lease payments associated with these leases as an expense on a straight line basis over the lease term.
Lease payments include fixed payments, i.e. amounts expected to be payable by the Company under residual value guarantee, the exercise price of a purchase option if the Company is reasonably certain to exercise that option and payment of penalties for terminating the lease if the lease term considered reflects that the Company shall exercise termination option. The Company also recognises a right of use asset which comprises of amount of initial measurement of the lease liability, any initial direct cost incurred by the Company and estimated dilapidation costs.
Accounting as a lessor:
At the inception of a lease, the lease arrangement is classified as either a finance lease or an operating le as
e, based on contractual terms & substance of the lease arrangement. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.
At inception or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative standalone prices. If an arrangement contains lease and non-lease
components, then the Group applies IFRS 15 to allocate the consideration in the contract.

Amounts due from lessees under finance leases are recognised as receivables at the amount of the Company’s net investment in the leases.
The Company applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.
Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Company’s net investment outstanding in respect of the leases

14B.	Leases as lessee
The Company leases a number of buildings, plant and equipment, IT hardware and software assets, certain of which have a renewal and/or purchase option in the normal course of the business. Extension and termination options are included in a number of leases across the Company. The majority of extension and termination options held are exercisable only by the Company and not by the respective lessor. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension or termination option. The Company re-assesses
whether it is reasonably certain to exercise options if there is a significant event or significant change in circumstances within its control. It is recognised that there is potential for lease term assumptions to change in the future and this will continue to be monitored by the Company where relevant. The Company’s leases mature between 2024 and 2052.
When measuring lease liability, the Company discounted lease payments using its incremental borrowing rate for the year ended March 31, 2023. The weighted-average rate applied is 8.01 % p.a.
The following amounts are included in the Consolidated Balance Sheet:

	As at March 31,
	2023		2023		2022

	(In millions)
Current lease liabilities (Refer Note 23)	US$	107.7	Rs.	8,844.8	Rs.	8,095.4
Non-current lease liabilities (Refer Note 24)		921.1		75,684.9		59,624.4

Total lease liabilities	US$	1,028.7	Rs.	84,529.7	Rs.	67,719.8

The following amounts are recognised in the consolidated income statement:

	For the year ended March 31,
	2023		2023		2022

	(In millions)
Interest expense on lease liabilities	US$	76.3	Rs.	6,271.9	Rs.	5,417.6
Variable lease payment not included in the measurement of lease liabilities		0.5		39.8		35.7
Expenses related to short-term leases		14.3		1,174.7		1,155.8
Expenses related to low-value assets, excluding short-term leases of low-value assets		15.2		1,245.5		1,151.4
Income from sub-leasing of right-of-use assets	US$	1.2	Rs.	99.2	Rs.	9.9

Right of use assets consist of the following:

															(In millions)
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
Cost as at April 1, 2022	Rs.	3,034.9	Rs.	77,858.8	Rs.	15,605.6	Rs.	1,681.9	Rs.	3,133.8	Rs.	4,495.6	Rs.	497.7	Rs.	106,308.3
Additions		59.9		14,440.1		2,525.4		20.2		2,257.1		554.2		—		19,856.9
Disposals/Adjustments		(247.4)		(3,488.4)		(3,672.2)		(43.1)		(1,259.5)		(3,170.7)		(173.0)		(12,054.3)
Currency translation		37.4		2,220.9		182.7		87.4		31.3		15.8		2.7		2,578.2

Cost as at March 31, 2023		2,884.8		91,031.4		14,641.5		1,746.4		4,162.7		1,894.9		327.4		116,689.1

Accumulated amortisation as at April 1, 2022		(1,198.1)		(23,132.9)		(9,083.6)		(628.6)		(1,297.5)		(3,749.8)		(357.4)		(39,447.9)
Amortisation for the year		(337.1)		(7,392.1)		(2,300.0)		(136.3)		(400.8)		(438.3)		(69.9)		(11,074.5)
Amortisation - considered as employee cost		—		—		—		—		(593.9)		—		—		(593.9)
Reversal of impairment loss (refer note 18(c))		—		2,143.9		—		—		—		—		—		2,143.9
Disposals/Adjustments		19.5		3,160.7		3,207.7		43.1		1,172.4		3,154.7		163.3		10,921.4
Currency translation		(38.3)		(397.2)		(153.7)		(31.8)		(7.2)		4.2		(3.5)		(627.5)

Accumulated amortisation as at March 31, 2023		(1,554.0)		(25,617.6)		(8,329.6)		(753.6)		(1,127.0)		(1,029.2)		(267.5)		(38,678.5)

Net carrying amount as at March 31, 2023	Rs.	1,330.8	Rs.	65,413.8	Rs.	6,311.9	Rs.	992.8	Rs.	3,035.7	Rs.	865.7	Rs.	59.9	Rs.	78,010.6

															US$	949.4

															(In millions)
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
Cost as at April 1, 2021	Rs.	3,060.1	Rs.	69,650.7	Rs.	14,045.9	Rs.	1,414.8	Rs.	1,753.7	Rs.	4,164.6	Rs.	398.1	Rs.	94,487.9
Additions				10,778.9		1,808.8		331.8		1,493.9		439.7		107.4		14,960.5
Disposals/Adjustments		—		(1,571.0)		(121.4)		—		(84.6)		(70.2)		—		(1,847.2)
Currency translation		(25.2)		(999.8)		(127.7)		(64.7)		(29.2)		(38.5)		(7.8)		(1,292.9)

Cost as at March 31, 2022		3,034.9		77,858.8		15,605.6		1,681.9		3,133.8		4,495.6		497.7		106,308.3

Accumulated amortisation as at April 1, 2021		(818.5)		(17,257.7)		(6,701.3)		(292.7)		(927.4)		(3,387.7)		(195.8)		(29,581.1)
Amortisation for the year		(397.4)		(7,087.2)		(2,476.7)		(350.8)		(217.8)		(462.1)		(168.2)		(11,160.2)
Amortisation - considered as employee cost		—		—		—		—		(208.0)		—		—		(208.00)
Reversal of impairment loss (refer note 18 ( c ))		—		37.6		—		—		—		—		—		37.6
Disposals/Adjustments		—		864.0		1.6		—		32.5		70.2		—		968.3
Currency translation		17.8		310.4		92.8		14.9		23.2		29.8		6.6		495.5

Accumulated amortisation as at March 31, 2022		(1,198.1)		(23,132.9)		(9,083.6)		(628.6)		(1,297.5)		(3,749.8)		(357.4)		(39,447.9)

Net carrying amount as at March 31, 2022	Rs.	1,836.8	Rs.	54,725.9	Rs.	6,522.0	Rs.	1,053.3	Rs.	1,836.3	Rs.	745.8	Rs.	140.3	Rs.	66,860.4

The Company has committed towards leases of Plant, Machinery and Equipments which have not yet commenced for Rs.194.8 million as on March 31, 2023 (Rs.220.0 million as on March 31, 2022). There are no leases with residual value guarantees.

14C.	Leases as lessor:
There are certain vehicles which are being given to the customers along with operations and maintenance of the same. These are accounted as finance lease as the material risks and rewards are transferred to the lessee.
The average effective interest rate contracted approximates 3.7 % and 8.5% (2022: 3.7% and 8.1%) per annum.
The following amounts are included in the Consolidated Balance Sheet:

	As at March 31,
	2023		2023		2022

	(In millions)
Current lease receivables	US$	4.8	Rs.	391.4	Rs.	289.2
Non-current lease receivables		65.6		5,391.3		4,307.0

Total lease receivables	US$	70.4	Rs.	5,782.7	Rs.	4,596.2

The following amounts are recognised in the consolidated income statement:

	For the year ended March 31,
	2023		2023		2022

	(In millions)
Sales Revenue for finance leases	US$	16.9	Rs.	1,389.4	Rs.	2,785.8
Finance income on the net investment in finance leases		5.7		470.3		260.2
The table below provides details regarding the contractual maturities of finance lease receivables as at March 31, 2023 and March 31, 2022:

	As at March 31,
	2023		2023		2022

	(In millions)
Due in 1st Year	US$	4.8	Rs.	391.4	Rs.	289.2
Due in 2nd Year		5.6		456.8		334.9
Due in 3rd to 5th Year		19.1		1,572.4		1,148.6
Due beyond 5th Year		40.9		3,362.1		2,823.5

Total contractual cash flows	US$	70.4	Rs.	5,782.7	Rs.	4,596.2